GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
4)	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill represents the excess of purchase price over the estimated fair value of identifiable net assets acquired in a business combination. The Company tests goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. The Company managed its business under two operating segments through third quarter 2017, each deemed to be reporting units for purpose of its goodwill impairment assessments. Effective January 1, 2017, the Company early adopted the new goodwill guidance that eliminates Step 2 from the impairment model and continues to limit the measure of goodwill impairment to the carrying amount of the reporting unit’s goodwill. As a result, the Company recognized an impairment loss of $369 million during first quarter 2017, representing all of the goodwill assigned to its Financial Advisory/Insurance reporting unit for which recoverability previously had been supported by a Step 2 assessment.

The carrying value of goodwill assigned to the Company’s Investment Management reporting unit totaled $4,570 million and $4,570 million at December 31, 2017 and 2016, respectively, resulting from its investment in AB as well as direct strategic acquisitions of AB, including its purchase of Sanford C. Bernstein, Inc. For purpose of testing this goodwill for impairment, the Company applied a discounted cash flow valuation technique to measure the fair value of the reporting unit, sourcing the underlying cash flows and assumptions from AB’s current business plan projections and adjusting the result to reflect the noncontrolling interest in AB as well as incremental taxes at the Company level as related to the form and structure of its investment in AB. At December 31, 2017 and 2016, the Company’s annual testing resulted in no impairment of this goodwill as the fair value of the reporting unit exceeded its carrying amount at each respective date.

In fourth quarter 2017, the Company recast its Financial Advisory/Insurance segment into multiple operating segments as described in Note 18, Business Segment Information. Accordingly, goodwill previously attributed to the Financial Advisory/Insurance segment in reporting periods prior thereto was reassigned to the reporting units affected using a relative fair value allocation approach in accordance with the relevant accounting guidance. Goodwill resulting from the Company’s investment in AB was reassigned to the Company’s Investment Management and Research segment and the resulting reporting unit redefined. Immediately prior thereto, the Company determined there were no indications of potential goodwill impairment that would require quantitative assessment prior to its annual testing at December 31, 2017.

Information regarding goodwill by reporting segment and Corporate and Other is as follows:

	Individual Retirement	Group Retirement	Protection Solutions	Corporate and Other	Subtotal	Investment Management and Research	Total
	(in millions)
Balance at January 1, 2015
Goodwill	$53	$122	$139	$55	$369	$4,548	$4,917
Accumulated impairment losses	—	—	—	—	—	—	—

Total goodwill, net	$53	$122	$139	$55	$369	$4,548	$4,917

Goodwill acquired during year	—	—	—	—	—	—	$—
Impairment losses recognized during year	—	—	—	—	—	—	—
Balance at December 31, 2015
Goodwill	$53	$122	$139	$55	$369	$4,548	$4,917
Accumulated impairment losses	—	—	—	—	—	—	—

Total goodwill, net	$53	$122	$139	$55	$369	$4,548	$4,917

Goodwill acquired during year	—	—	—	—	—	22	22
Impairment losses recognized during year	—	—	—	—	—	—	—
Balance at December 31, 2016
Goodwill	$53	$122	$139	$55	$369	$4,570	$4,939
Accumulated impairment losses	—	—	—	—	—	—	—

Total goodwill, net	$53	$122	$139	$55	$369	$4,570	$4,939

Goodwill acquired during year	—	—	—	—	—	—	—
Impairment losses recognized during year	$(53)	(122)	(139)	(55)	(369)	—	(369)
Balance at December 31, 2017
Goodwill	$53	$122	$139	$55	$369	$4,570	$4,939
Accumulated impairment losses	(53)	(122)	(139)	(55)	(369)	—	(369)

Total goodwill, net	$—	$—	$—	$—	$—	$4,570	$4,570

The Company has certain intangible assets recorded in other assets related to the acquisition of MONY Life. At December 31, 2017 and 2016, the gross carrying amount was $449 million and $449 million and accumulated amortization was $438 million and $436 million, respectively. For 2017, 2016 and 2015, total amortization expense related to these intangible assets was $2 million, $12 million and $3 million respectively. Intangible assets amortization expense is estimated to range from $1 million to $2 million through 2022.

At December 31, 2017 and 2016, respectively, net deferred sales commissions from AB totaled $30 million and $64 million and are included within other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2017 net asset balance for each of the next five years is $21 million, $6 million, $3 million, $0 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management’s consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2017 and 2016, the Company determined that the deferred sales commission asset was not impaired.

The gross carrying amount of AB related intangible assets was $909 million and $911 million at December 31, 2017 and 2016, respectively and the accumulated amortization of these intangible assets was $659 million and $617 million at December 31, 2017 and 2016, respectively. Amortization expense for AB related intangible assets totaled $44 million, $42 million and $41 million for 2017, 2016 and 2015, respectively. Estimated annual amortization expense for each of the next two years is approximately $43 million, then approximately $36 million in year three and $20 million in years four and five.

On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC (“RASL”), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. Goodwill in the amount of $22 million and finite-lived intangible assets of $10 million related to investment management contracts also were recognized at the date of acquisition.

On June 20, 2014, AB acquired an 81.7% ownership interest in CPH Capital Fondsmaeglerselskab A/S (“CPH”), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. Also recognized on the date of acquisition were $58 million of goodwill, $24 million of finite-lived intangible assets related to separately-managed account relationships, and $4 million of indefinite-lived intangible assets related to an acquired fund’s investment contract. Redeemable noncontrolling interest of $17 million was recorded as related to the fair value of CPH not purchased by AB. During 2016 and 2017, AB purchased additional shares of CPH, bringing its ownership interest to 93.6% as of December 31, 2017.

The acquisitions described above did not have a significant impact on the Company’s consolidated revenues or net income. As a result, supplemental pro forma information has not been provided. Additional information regarding the contingent payment obligations associated with these and other acquisitions made by AB is included in Note 7, Fair Value Disclosures.

Capitalized Software

Capitalized software, net of accumulated amortization, amounted to $162 million and $170 million at December 31, 2017 and 2016, respectively, and is recorded in other assets. Amortization of capitalized software in 2017 and 2016 was $51 million and $56 million, respectively, recorded in other operating costs and expenses in the Consolidated Statements of Income (loss).